Trade Receivables and Other Receivables (Details 1) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade Receivables and Other Receivables [Abstract]
Government authorities	$ 332	$ 354
Prepaid expenses	221	205
Others	17	11
Other receivables	$ 570	$ 570